SPINNAKER ETF SERIES

THE CANNABIS FUND (THCX)

Supplement dated December 22, 2020
to the Prospectus dated July 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for The Cannabis Fund (the “Fund”).

The second paragraph in the section of the Fund’s Prospectus entitled “Fund Summary-Purchase and Redemption of Shares” is replaced in its entirety with the following:
Individual shares of the fund may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Fund’s website at https://thcxetf.com.

The fourth paragraph in the section of the Fund’s Prospectus entitled “Additional Information about the Funds’ Investment Objectives, Principal Investment Strategies and Risks – Purchase and Redemption of Shares” is replaced with the following:
You can access recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, on the Fund’s website at https://thcxetf.com. The median bid-ask spread for the fiscal year ended February 29, 2020 is available on the Fund’s website at https://thcxetf.com.  Investors may acquire Shares directly from the Fund, and shareholders may tender their Shares for redemption directly to the Fund, only in Creation Units of 25,000 Shares, as discussed in the “How to Buy and Sell Shares” section below.

The section of the Fund’s Prospectus entitled “Additional Information about the Funds’ Investment Objectives, Principal Investment Strategies and Risks – How to Buy and Sell Shares-Pricing Fund Shares” is replaced with the following:

Pricing Fund Shares. The trading price of the Fund's Shares on the Exchange may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions, and other factors. Information regarding the number of days the market price of each Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarter is available on the Fund’s website at https://thcxetf.com.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

SPINNAKER ETF SERIES

THE CANNABIS FUND (THCX)

Supplement dated December 22, 2020
to the Summary Prospectus dated July 1, 2020

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for The Cannabis Fund (the “Fund”).

The second paragraph in the section of the Fund’s Prospectus entitled “Purchase and Redemption of Shares” is replaced in its entirety with the following:
Individual shares of the fund may only be bought and sold in the secondary market through a broker or dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). You may access recent information, including information on the Fund’s NAV, Market Price, premiums and discounts, and bid-ask spreads, on the Fund’s website at https://thcxetf.com.

For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference